Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 12, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Principal Solar, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		22,033,274
Entity Public Float		$ 51,239,419
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Central Index Key	0001587476
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY